Income Taxes (Details) - Schedule of Provision for Income Taxes Provisions - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Schedule of provision for income taxes [Abstract]
Federal income tax expense	$ 82,564	$ 7,720	$ 223,512	$ 17,246
State income tax expense	38,102	10,507	116,099	10,492
Federal income tax benefit	(1,320)	(226)	(2,345)
State income tax benefit	(440)	(75)	(780)
Total	$ 118,906	$ 17,926	$ 336,486	$ 27,738